The Torray Fund

Schedule of Investments

As of March 31, 2021 (unaudited)

Shares			Market Value
	COMMON STOCKS - 95.9%
	33.5%	FINANCIALS +
87,585		Berkshire Hathaway, Inc. - Class B *	$22,375,340
137,974		Marsh & McLennan Cos., Inc.	16,805,233
418,935		Bank of America Corp.	16,208,595
305,170		Loews Corp.	15,649,118
108,300		American Express Co.	15,317,952
99,560		JPMorgan Chase & Co.	15,156,019
92,950		Chubb Limited	14,683,312
222,850		SEI Investments Co.	13,578,250
			129,773,819
	12.3%	INDUSTRIALS
123,950		Eaton Corp. plc	17,139,806
89,380		General Dynamics Corp.	16,227,833
65,400		Honeywell International, Inc.	14,196,378
			47,564,017
	12.2%	HEALTH CARE
108,924		Johnson & Johnson	17,901,659
43,050		UnitedHealth Group Inc.	16,017,614
213,070		Bristol-Myers Squibb Co.	13,451,109
			47,370,382
	9.1%	CONSUMER STAPLES
453,395		Kraft Heinz Co.	18,135,800
338,750		Altria Group, Inc.	17,330,450
			35,466,250
	7.5%	COMMUNICATION SERVICES
281,225		Comcast Corp. - Class A	15,217,085
75,962		Walt Disney Co. *	14,016,508
			29,233,593
	7.4%	INFORMATION TECHNOLOGY
236,900		Oracle Corp.	16,623,273
189,230		Intel Corp.	12,110,720
			28,733,993
	7.1%	ENERGY
385,300		Royal Dutch Shell plc - ADR - Class A	15,107,613
459,395		Schlumberger NV	12,490,950
			27,598,563
	3.7%	MATERIALS
184,505		DuPont de Nemours, Inc.	14,258,546

	3.1%	CONSUMER DISCRETIONARY
103,250		Genuine Parts Co.	11,934,668

	TOTAL COMMON STOCKS
		(cost $233,395,999)	371,933,831

	SHORT-TERM INVESTMENT - 4.0%
15,561,351		Fidelity Institutional Government Portfolio - Class I, 0.01% ^
		(Cost $15,561,351)	15,561,351

		TOTAL INVESTMENTS - 99.9%
		(cost $248,957,350)	387,495,182
		OTHER ASSETS AND LIABILITIES, NET - 0.1%	213,234
		TOTAL NET ASSETS - 100.0%	$387,708,416

+
As of March 31, 2021, the Fund had a significant portion of its assets invested in this sector. The financials sector may be more greatly impacted by the performance of the overall economy, interest rates, competition, and consumer confidence and spending.

*	Non-income producing security.
^	The rate shown is the annualized seven-day effective yield as of March 31, 2021.
ADR - American Depositary Receipt

The above industry classifications are based upon the The Global Industry Classification Standard ("GICS"®). GICS was developed by and is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of March 31, 2021:

	Level 1	Level 2	Level 3	Total
Common Stocks	$371,933,831	$-	$-	$371,933,831
Short-Term Investment	15,561,351	-	-	15,561,351
Total Investments in Securities	$387,495,182	$-	$-	$387,495,182

Refer to Schedule of Investments for further information on the classification of investments.